Schedule of Investments
April 30, 2021
Ranger Micro Cap Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 95.68%

Apparel Retailers - 2.87%
Boot Barn Holdings, Inc. (2)	6,180	435,937

Banks - 6.84%
Triumph Bancorp, Inc. (2)	3,384	299,924
Banc of California, Inc.	16,660	298,214
Veritex Holdings, Inc.	6,557	221,495
Capstar Financial Holdings, Inc.	11,482	220,340

		1,039,973

Biotechnology - 6.36%
Avid Bioservices, Inc. (2)	35,043	750,095
ANI Pharmaceuticals, Inc. (2)	6,523	217,085

		967,180

Building Materials: Other - 3.55%
Insteel Industries, Inc.	14,160	539,921

Consumer Digital Services - 1.85%
Magnite, Inc. (2)	7,046	282,192

Containers & Packaging - 1.49%
Ranpak Holdings Corp. Class A (2)	11,778	226,491

Cosmetics - 3.25%
e.l.f. Beauty, Inc. (2)	16,360	494,890

Electronic Equipment: Control and Filter - 5.08%
NAPCO Security Technologies, Inc. (2)	16,214	540,088
LiqTech International, Inc. (Denmark) (2)	29,813	232,839

		772,927

Electronic Equipment: Gauges and Meters - 2.28%
Mesa Laboratories, Inc.	1,395	346,867

Electronic Equipment: Other - 2.75%
Allied Motion Technologies, Inc.	8,051	419,055

Home Construction - 3.03%
Green Brick Partners, Inc. (2)	17,864	461,070

Medical Equipment - 14.62%
BioLife Solutions, Inc. (2)	20,206	705,190
InfuSystem Holdings, Inc. (2)	22,942	518,948
iRadimed Corp. (2)	13,441	372,181
LeMaitre Vascular, Inc.	6,230	326,888
Tactile Systems Technology, Inc. (2)	5,248	300,711

		2,223,918

Medical Services - 0.60%
Fulgent Genetics, Inc. (2)	1,192	91,808

Medical Supplies - 3.98%
Anika Therapeutics, Inc. (2)	7,561	303,801
Utah Medical Products, Inc.	3,458	301,745

		605,546

Metal Fabricating - 1.79%
Omega Flex, Inc.	1,711	272,049

Oil: Crude Producers - 1.68%
Brigham Minerals, Inc. Class A	14,875	254,958

Pharmaceuticals - 2.38%
Heska Corp. (2)	1,985	362,560

Restaurants and Bars - 2.69%
BJ's Restaurants, Inc. (2)	6,706	408,999

Semiconductors - 1.41%
nLight, Inc. (2)	7,301	214,211

Software - 19.78%
Simulations Plus, Inc.	8,305	524,378
Absolute Software Corp. (Canada)	32,356	484,046
American Software, Inc. Class A	17,972	371,841
Model N, Inc. (2)	9,045	359,810
OneSpan, Inc. (2)	12,741	341,586
QAD, Inc. Class A	4,517	319,307
Zix Corp. (2)	40,333	318,026
PDF Solutions, Inc. (2)	16,350	289,885

		3,008,879

Specialty Retailers - 3.98%
America's Car-Mart, Inc. (2)	4,015	605,582

Telecommunications Equipment - 0.92%
Genasys, Inc. (2)	22,502	140,638

Transaction Processing Services - 2.50%
i3 Verticals, Inc. Class A (2)	11,463	380,801

Total Common Stocks	(Cost $ 9,790,678)	14,556,452

Short-Term Investment - 3.83%

First American Government Obligation Fund - Class Z 0.03% (3)	582,662	582,662

Total Short-Term Investment	(Cost $ 582,662)	582,662

Total Investments - 99.51%	(Cost $ 10,373,340)	15,139,114

Other Assets less Liabilities 0.49%		74,476

Total Net Assets - 100.00%		15,213,590

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of April 30, 2021 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$15,139,114	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$15,139,114	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) The yield shown represents the 7-day yield in effect at April 30, 2021